10. Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred taxes - Assets
Losses carried forward - income tax and social contribution	R$ 896,100	R$ 126,386
Temporary differences:
Provision for legal and administrative proceedings	293,349	196,589
Losses on doubtful accounts	244,428	164,707
Adjustment to net present value - 3G license	9,124	11,066
Deferred tax on IFRS adjustments:
Deferred income tax on accounting adjustments	58,268	59,839
Lease of LT Amazonas Infrastructure	24,978	19,003
Profit sharing	22,181	40,902
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill - TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(22,551)	(16,432)
Capitalized interests on 4G authorization	(301,525)	(258,175)
Deemed cost - TIM S.A.	(82,042)	(94,912)
Other	74,821	65,686
Total deferred taxes - Assets	859,509	(42,963)
Unrecognized deferred income tax and social contribution	(57,538)	(55,956)
Subtotal	801,971	(98,919)
Deferred tax assets	801,971	0
Total deferred taxes - Liabilities	R$ 0	R$ (98,919)